Note 17 - Regulatory Matters (Details Textual)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Common Equity Tier 1 Required For Capital Adequacy To Risk Weighted Assets	4.50%	4.50%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	6.00%	6.00%	4.00%
Capital Conservation Buffer	2.50%
Risk Weighting for Certain Assets	150.00%		100.00%